SUBSEQUENT EVENTS (Details Narrative)						3 Months Ended	12 Months Ended
	May 09, 2023 USD ($) shares	May 01, 2023 shares	Apr. 28, 2023 USD ($) Integer $ / shares	Nov. 04, 2022 USD ($) shares	Apr. 14, 2021 $ / shares shares	Jun. 19, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	May 17, 2023 USD ($)	Apr. 21, 2023 USD ($)
Subsequent Event [Line Items]
Common stock issued in business agreement ,shares							100,000
Common stock issued in business agreement | $							$ 26,000
Issuance of sale of equity | $							$ 3,075,745
Commson stock par value | $ / shares							$ 0.0001	$ 0.0001
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock issued in business agreement ,shares					10,000
Share price | $ / shares					$ 1,200
Conversion of shares							14,458,127	8,228,572
Conversion of shares issued							1,300	2,400
Maximum [Member]
Subsequent Event [Line Items]
Debt instrument face amount | $							$ 144,000
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of shares		600
Conversion of shares issued		23,989,570
Yotta Investment LLC [Member] | Subsequent Event [Member] | Commercial Paper [Member]
Subsequent Event [Line Items]
Debt instrument face amount | $									$ 60,000	$ 60,000
Two Thousand Twenty Two Purchase Agreement [Member] | GHS Investment LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued in business agreement ,shares						40,187,311
Common stock issued in business agreement | $						$ 1,400,000
Two Thousand Twenty Two Purchase Agreement [Member] | GHS Investment LLC [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share price | $ / shares						$ 0.03
Two Thousand Twenty Two Purchase Agreement [Member] | GHS Investment LLC [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price | $ / shares						$ 0.04
Equity Financing Agreement [Member] | GHS Investment LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of sale of equity | $			$ 10,000,000
Commson stock par value | $ / shares			$ 0.0001
Trading value			The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such amount does not equal less than ten thousand dollars ($10,000) or greater than one million dollars ($1,000,000). Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Following an up-list to the NASDAQ or equivalent national exchange, the price of each put share shall be equal to ninety percent (90%) of the Market Price, subject to a floor price of $1.00 per share. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $10,000,000 worth of Common Stock under the terms of the Equity Financing Agreement.
Trading percentage			200.00%
Trading days | Integer			10
GHS Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued in business agreement ,shares				64,000,000
Common stock issued in business agreement | $				$ 5,000,000
GHS Purchase Agreement [Member] | GHS Investment LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Trading value	A GHS Purchase will be made in a minimum amount of $10,000 and up to a maximum of $1,500,000 and provided that, the purchase amount for any purchase will not exceed 200% of the average of the daily trading dollar volume of the Company’s common stock during the 10 business days preceding the purchase date. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree (in writing) to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, for the avoidance of doubt, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP (as defined in the GHS Purchase Agreement) during the Valuation Period (the ten (10) consecutive business days immediately preceding, but not including, the applicable purchase date). The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase, against payment by GHS to the Company of the purchase amount with respect to such Purchase (less documented deposit and clearing fees, if any), as full payment for such GHS Purchase Shares via wire transfer of immediately available funds.
Purchase of common stock	45,923,929
Purchase of common stock value | $	$ 6,000,000